19 Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RevenueLineItems [Line Items]
Types of services or goods	R$ 750,630
Tuition fees	856,561	R$ 385,784	R$ 246,601
Other	43,116	4,414	2,204
Timing of revenue recognition	750,630
Transferred over time	713,827	331,045	214,095
Transferred at a point in time	36,803	R$ 2,890	R$ 1,913
Business Unit 1 [Member]
RevenueLineItems [Line Items]
Types of services or goods	653,760
Tuition fees	648,957
Other	4,803
Timing of revenue recognition	653,760
Transferred over time	648,957
Transferred at a point in time	4,803
Business Unit 2 [Member]
RevenueLineItems [Line Items]
Types of services or goods	100,750
Tuition fees	60,195
Other	40,555
Timing of revenue recognition	100,750
Transferred over time	64,870
Transferred at a point in time	35,880
Elimination (inter-segment transactions) [Member]
RevenueLineItems [Line Items]
Types of services or goods	(3,880)
Tuition fees
Other	(3,880)
Timing of revenue recognition	(3,880)
Transferred over time
Transferred at a point in time	R$ (3,880)